LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Risk category of loans by class of loans
Loans	$ 115,125	$ 120,470
Pass
Risk category of loans by class of loans
Loans	104,646	105,927
Special Mention
Risk category of loans by class of loans
Loans	102	4,770
Substandard
Risk category of loans by class of loans
Loans	10,377	9,773
One-to-four-family
Risk category of loans by class of loans
Loans	97,214	97,301
One-to-four-family | Pass
Risk category of loans by class of loans
Loans	94,007	93,144
One-to-four-family | Special Mention
Risk category of loans by class of loans
Loans		201
One-to-four-family | Substandard
Risk category of loans by class of loans
Loans	3,207	3,956
Multi-family and commercial
Risk category of loans by class of loans
Loans	9,493	12,847
Multi-family and commercial | Pass
Risk category of loans by class of loans
Loans	2,649	2,606
Multi-family and commercial | Special Mention
Risk category of loans by class of loans
Loans	102	4,569
Multi-family and commercial | Substandard
Risk category of loans by class of loans
Loans	6,742	5,672
Home equity
Risk category of loans by class of loans
Loans	8,069	10,141
Home equity | Pass
Risk category of loans by class of loans
Loans	7,641	9,996
Home equity | Substandard
Risk category of loans by class of loans
Loans	428	145
Consumer and other
Risk category of loans by class of loans
Loans	349	181
Consumer and other | Pass
Risk category of loans by class of loans
Loans	$ 349	$ 181